CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2019	€ 33,531	€ 4,836	€ 88,077	€ (60,124)	€ 742	€ (13)	€ 33,518
Loss for the period	(15,339)			(15,339)		(142)	(15,481)
Foreign currency translations	933				933		933
Equity-settled share-based payment	671		671				671
Balance at the end at Dec. 31, 2020	19,796	4,836	88,748	(75,463)	1,675	(155)	19,641
Loss for the period	(10,511)			(10,511)		(75)	(10,586)
Foreign currency translations	(304)				(304)		(304)
Issue of ordinary shares in the form of ADS, net of transaction costs and tax	23,403	2,191	21,212				23,403
Equity-settled share-based payment	304		304				304
Change in deferred tax asset	29				29		29
Balance at the end at Dec. 31, 2021	32,717	7,027	110,264	(85,974)	1,400	(230)	32,487
Loss for the period	(11,266)			(11,266)		(143)	(11,409)
Foreign currency translations	(360)				(360)		(360)
Reclassification to profit or loss on deconsolidation of subsidiary	(1,475)				(1,475)		(1,475)
Issue of ordinary shares in the form of ADS, net of transaction costs and tax	5,443	2,108	3,335				5,443
Equity-settled share-based payment	65		65				65
Change of non-controlling interests due to capital increase	(668)		(668)			668
Change in deferred tax asset	(29)				(29)		(29)
Balance at the end at Dec. 31, 2022	€ 24,427	€ 9,135	€ 112,996	€ (97,240)	€ (464)	€ 295	€ 24,722